Group income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Consolidated operations
Consolidated sales revenue		$ 19,362	$ 20,722
Net operating costs (excluding items shown separately)		(12,217)	(12,818)
Impairment charges	[1]	(1,015)	(2,349)
Exploration and evaluation costs		(280)	(287)
Profit relating to interests in undeveloped projects		0	8
Operating profit		5,850	5,276
Share of profit after tax of equity accounted units		198	208
Impairment after tax of equity accounted unit	[1]	(119)	0
Profit before finance items and taxation		5,929	5,484
Finance items
Net exchange (losses)/gains on net external and intragroup debt balances		(165)	104
Net losses on derivatives not qualifying for hedge accounting		(206)	(109)
Finance income		104	175
Finance costs	[2]	(169)	(273)
Amortisation of discount		(214)	(195)
Net finance income (expense)		(650)	(298)
Profit before taxation		5,279	5,186
Taxation		(1,828)	(2,255)
Profit after tax for the period		3,451	2,931
– attributable to Rio Tinto		3,316	4,130
– attributable to non-controlling interests		$ 135	$ (1,199)
Basic earnings per share (in USD per share)	[3]	$ 2.050	$ 2.525
Diluted earnings per share (in USD per share)	[3]	$ 2.036	$ 2.507

[1]	Refer to Impairment charges note on pages F-12 and F-13.
[2]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$175 million (30 June 2019: US$166 million).
[3]	For the purpose of calculating basic earnings per share, the weighted average number of Rio Tinto plc and Rio Tinto Limited shares outstanding during the period was 1,617.3 million (30 June 2019: 1,635.6 million), being the weighted average number of Rio Tinto plc shares outstanding of 1,246.5 million (30 June 2019: 1,265.1 million), plus the weighted average number of Rio Tinto Limited shares outstanding of 370.8 million (30 June 2019: 370.5 million). The profit figures used in the calculation of basic and diluted earnings per share are the profits attributable to owners of Rio Tinto. For the purpose of calculating diluted earnings per share, the effect of dilutive securities is added to the weighted average number of shares. This effect is calculated under the treasury stock method.